Spectrum Licenses	12 Months Ended
Dec. 31, 2010
Spectrum Licenses [Abstract]
Spectrum Licenses

5. Spectrum Licenses

Owned and leased spectrum licenses as of December 31, 2010 and 2009 consisted of the following (in thousands):

		December 31, 2010			December 31, 2009
	Wtd Avg Lease Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived owned spectrum	Indefinite	$3,097,057	$—	$3,097,057	$3,064,551	$—	$3,064,551
Definite-lived owned spectrum	16-20 years	41,623	(4,575)	37,048	41,623	(2,379)	39,244
Spectrum leases and prepaid spectrum	25 years	1,320,309	(120,370)	1,199,939	1,323,405	(62,937)	1,260,468
Pending spectrum and transition costs	N/A	14,838	—	14,838	40,464	—	40,464

Total spectrum licenses		$4,473,827	$(124,945)	$4,348,882	$4,470,043	$(65,316)	$4,404,727

Indefinite and Definite-lived Owned Spectrum Licenses — Spectrum licenses, which are issued on both a site-specific and a wide-area basis, authorize wireless carriers to use radio frequency spectrum to provide service to certain geographical areas in the United States. These licenses are generally acquired as an asset purchase or through a business combination. In some cases, we acquire licenses directly from the governmental authority.

Spectrum Leases and Prepaid Spectrum — We also lease spectrum from third parties who hold the spectrum licenses. These leases are accounted for as executory contracts, which are treated like operating leases. Upfront consideration paid to third-party holders of these leased licenses at the inception of a lease agreement is capitalized as prepaid spectrum lease costs and is expensed over the term of the lease agreement, including expected renewal terms, as applicable. As part of the purchase accounting for the Transactions, favorable spectrum leases of $1.0 billion were recorded at the Closing. The favorable component of the acquired spectrum leases has been capitalized as an asset and is amortized over the lease term.

	Year Ended December 31,
	2010	2009	2008
Supplemental Information (in thousands):
Amortization of prepaid spectrum licenses	$57,433	$57,898	$17,109
Amortization of definite-lived owned spectrum	$2,220	$2,173	$229

As of December 31, 2010, future amortization of spectrum licenses, spectrum leases and prepaid lease costs (excluding pending spectrum and spectrum transition costs) is expected to be as follows (in thousands):

	Spectrum Leases and Prepaid Spectrum	Definite- Lived Owned Spectrum	Total
2011	$52,849	$2,196	$55,045
2012	52,704	2,196	54,900
2013	52,036	2,196	54,232
2014	51,710	2,196	53,906
2015	51,584	2,196	53,780
Thereafter	939,056	26,068	965,124

Total	$1,199,939	$37,048	$1,236,987

We expect that all renewal periods in our leases will be renewed by us, and the costs to renew to be immaterial.